Financial Assets at Fair Value through Other Comprehensive Income Noncurrent	12 Months Ended
Dec. 31, 2022
Non-current financial assets at fair value through other comprehensive income [abstract]
Financial Assets at Fair Value through Other Comprehensive Income Noncurrent
9.
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - NONCURRENT

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Domestic investments
Listed stocks	$459	$273
Non-listed stocks	3,030	3,084
Foreign investments
Non-listed stocks	127	134
	$3,616	$3,491

The Company holds the above foreign and domestic stocks for medium to long-term strategic purposes and expects to profit from long-term investment. Accordingly, the management elected to designate these investments in equity instruments at FVOCI as they believe that recognizing short-term fair value fluctuations of these investments in profit or loss is not consistent with the Company’s strategy of holding these investments for long-term purposes.

The Company disposed of all its investments in UUPON Inc. (UUPON) in December 2022 and the fair value of the disposed investment was $0.2 million. The Company disposed of its investment in China Airlines, Ltd. starting from December 2020 and sold all its shares by February 2021. The total fair value of the disposed investment was $2,636 million in 2021. The Company disposed of its investments in UUPON and Cotech Engineering Fuzhou Corp. in October and December 2021 and the fair value of the disposed investment were $1 million and $4 million, respectively.

CHI obtained significant influence over AgriTalk Technology Inc. (“ATT”) and Imedtac Co., Ltd. (“IME”) in July 2021 and August 2021, respectively. Therefore, the aforementioned investments were reclassified from financial asset at FVOCI to investments in associates at fair value of $19 million and $45 million, respectively. (Please refer to Note 15 (a)).

The related unrealized gains and losses on financial assets at FVOCI of gain of $60 million and loss of $0.1 million were transferred from other equity to retained earnings upon the aforementioned disposals in 2021 and 2022, respectively.

CHI participated in the private placement of PChome Online Inc. in the amount of $200 million in October 2021.

The Company recognized dividend income of $246 million, $154 million and $157 million for the years ended December 31, 2020, 2021 and 2022, respectively, of which $246 million, $153.9 million and $157 million were from the outstanding investments on December 31, 2020, 2021 and 2022, respectively.